Business Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
NOTE 23 — BUSINESS SEGMENT INFORMATION

Effective January 1, 2024, we changed our segment reporting as further described in Note 1—Significant Accounting Policies and Basis of Presentation. Segment disclosures for all fiscal periods included below were retrospectively revised to conform with the changes to our reportable segments.

BancShares’ segments include General Bank, Commercial Bank, SVB Commercial, and Rail. All other financial information not allocated to the segments is included in the “Corporate” component of the segment disclosures.

General Bank
The General Bank segment delivers products and services to consumers and businesses through our extensive network of branches and various digital channels. We offer a full suite of deposit products, loans (primarily residential mortgages and business and commercial loans), cash management, private banking and wealth management, payment services, and treasury services. We offer conforming and jumbo residential mortgage loans throughout the United States that are primarily originated through branches and retail referrals, employee referrals, internet leads, direct marketing, and a correspondent lending channel, as well as through our private banking service. Private banking and wealth management offers a customized suite of products and services to individuals and institutional clients, as well as private equity and venture capital professionals and executive leaders of the innovation companies they support, and premium wine clients. The General Bank segment offers brokerage, investment advisory, private stock loans, other secured and unsecured lending products, and vineyard development loans, as well as planning-based financial strategies, family office, financial planning, tax planning and trust services. The General Bank segment also includes a community association bank channel that supports deposit, cash management and lending to homeowner associations and property management companies.

Revenue is generated from interest earned on loans and from fees for banking and advisory services. We primarily originate loans by utilizing our branch network and industry referrals, as well as direct digital marketing efforts. We derive our SBA loans through a network of SBA originators. We periodically purchase loans on a whole-loan basis. We also invest in community development that supports the construction of affordable housing in our communities in line with our CRA initiatives.

Commercial Bank
The Commercial Bank segment provides a range of lending, leasing, capital markets, asset management, and other financial and advisory services, primarily to small and middle market companies in a wide range of industries, including energy, healthcare, technology media and telecommunications, asset-backed lending, capital finance, maritime, aerospace and defense, and sponsor finance. Loans offered are primarily senior secured loans collateralized by accounts receivable, inventory, machinery and equipment, transportation equipment, and/or intangibles, and are often used for working capital, plant expansion, acquisitions, or recapitalizations. These loans include revolving lines of credit and term loans and, depending on the nature of the collateral, may be referred to as collateral-backed loans, asset-based loans or cash flow loans. We provide senior secured loans to developers and other CRE professionals. Additionally, we provide small business loans and leases, including both capital and operating leases, through a highly automated credit approval, documentation and funding process.

We provide factoring, receivable management, and secured financing to businesses that operate in several industries. These include: apparel, textile, furniture, home furnishings, and consumer electronics. Factoring entails the assumption of credit risk with respect to trade accounts receivable arising from the sale of goods from our factoring clients to their customers that have been factored (i.e., sold or assigned to the factor). Our factoring clients, which are generally manufacturers or importers of goods, are the counterparties on factoring, financing, or receivables purchasing agreements to sell trade receivables to us. Our factoring clients’ customers, which are generally retailers, are the account debtors and obligors on trade accounts receivable that have been factored.

Revenue is generated from: interest and fees on loans; rental income on operating lease equipment; fee income and other revenue from banking services and capital markets transactions; and commissions earned on factoring-related activities. We derive most of our commercial lending business through direct marketing to borrowers, lessees, manufacturers, vendors, and distributors. We also utilize referrals as a source for commercial lending business. We may periodically buy participations or syndications of loans and lines of credit and purchase loans on a whole-loan basis.
SVB Commercial
The SVB Commercial segment offers products and services to commercial clients and investors across stages, sectors and regions in the innovation ecosystem, as well as private equity and venture capital firms. The SVB Commercial segment provides solutions to the financial needs of commercial clients. Loan products consist of capital call lines of credit, investor dependent loans, cash flow dependent loans, and innovation C&I loans made primarily to technology, life science and healthcare companies.
Revenue is primarily generated from interest earned on loans and fees and other revenue from lending activities and banking services.
Deposit products include business and analysis checking accounts, money market accounts, multi-currency accounts, bank accounts, sweep accounts, and positive pay services. Services are provided through online and mobile banking platforms as well as branch locations.
Rail
The Rail segment offers customized leasing and financing solutions on a fleet of railcars and locomotives to railroads and shippers throughout North America. Railcar types include covered hopper cars used to ship grain and agricultural products, plastic pellets, sand, and cement; tank cars for energy products and chemicals; gondolas for coal, steel coil and mill service products; open-top hopper cars for coal and aggregates; boxcars for paper and auto parts; and centerbeams and flat cars for lumber. Revenue is generated primarily from rental income on operating lease equipment.

Corporate
Corporate includes all other financial information not allocated to the segments. Corporate contains BancShares’ centralized Treasury function, which manages the investment security portfolio, interest-earning deposits at banks and corporate/wholesale funding (e.g., borrowings, Direct Bank deposits, and brokered deposits). Corporate deposits are primarily comprised of Direct Bank deposits.

Corporate includes interest income on investment securities and interest-earning deposits at banks; interest expense for borrowings, Direct Bank deposits, and brokered deposits; funds transfer pricing allocations; gains or losses on sales of investment securities; fair value adjustments on marketable equity securities; income from bank-owned life insurance; portions of salaries and benefits expense; and acquisition-related expenses. Corporate also includes certain items related to accounting for business combinations, such as gains on acquisitions, day 2 provisions for credit losses, and discount accretion income for certain acquired loans.
Segment Results and Select Period End Balances

The following table presents the condensed income statement by segment:

	Year Ended December 31, 2023
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$2,580	$1,015	$1,647	$(143)	$1,613	$6,712
Provision for credit losses	77	517	65	—	716	1,375
Net interest income (expense) after provision for credit losses	2,503	498	1,582	(143)	897	5,337
Noninterest income	526	559	430	746	9,814	12,075
Noninterest expense	1,839	823	1,284	481	908	5,335
Income before income taxes	1,190	234	728	122	9,803	12,077
Income tax expense	319	69	184	32	7	611
Net income	$871	$165	$544	$90	$9,796	$11,466
Select Period End Balances
Total assets	$61,077	$31,826	$45,471	$8,199	$67,185	$213,758
Loans and leases	62,832	30,936	39,511	23	—	133,302
Operating lease equipment, net	—	780	—	7,966	—	8,746
Deposits	68,729	3,228	34,730	13	39,154	145,854
	Year Ended December 31, 2022
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$1,830	$884	$—	$(80)	$312	$2,946
Provision for credit losses	11	121	—	—	513	645
Net interest income (expense) after provision for credit losses	1,819	763	—	(80)	(201)	2,301
Noninterest income	483	517	—	657	479	2,136
Noninterest expense	1,458	744	—	428	445	3,075
Income (loss) before income taxes	844	536	—	149	(167)	1,362
Income tax expense (benefit)	214	128	—	37	(115)	264
Net income (loss)	$630	$408	$—	$112	$(52)	$1,098
Select Period End Balances
Total assets	$45,804	$28,235	$—	$7,647	$27,612	$109,298
Loans and leases	43,212	27,491	—	78	—	70,781
Operating lease equipment, net	—	723	—	7,433	—	8,156
Deposits	67,894	3,219	—	15	18,280	89,408
	Year Ended December 31, 2021
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$1,447	$17	$—	$—	$(74)	$1,390
Benefit for credit losses	(37)	—	—	—	—	(37)
Net interest income (expense) after provision for credit losses	1,484	17	—	—	(74)	1,427
Noninterest income	433	—	—	—	75	508
Noninterest expense	1,179	3	—	—	52	1,234
Income (loss) before income taxes	738	14	—	—	(51)	701
Income tax expense (benefit)	162	3	—	—	(11)	154
Net income (loss)	$576	$11	$—	$—	$(40)	$547
Select Period End Balances
Total assets	$33,848	$552	$—	$—	$23,909	$58,309
Loans and leases	31,820	552	—	—	—	32,372
Deposits	51,344	62	—	—	—	51,406